Parent Company Only, Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 39,812	$ 37,534	$ 33,087
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense	378	405	287
Net gain on securities transactions	(1,622)	(2,161)	(1,428)
Total adjustments	23,147	21,095	28,231
Net cash provided by operating activities	62,959	58,629	61,318
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	417,204	1,204,250	1,171,945
Purchases of securities available for sale	(416,617)	(1,199,986)	(1,207,157)
Net cash used in investing activities	(169,345)	(106,385)	(226,604)
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	36	0	0
Dividends paid	(24,724)	(24,587)	(21,333)
Net proceeds from common stock offering	0	0	67,578
Proceeds from sales of treasury stock	2,908	2,913	2,900
Net cash provided by (used in) financing activities	145,414	58,829	253,979
Net increase in cash and cash equivalents	39,028	11,073	88,693
Cash and cash equivalents at beginning of period	544,016	532,943	444,250
Cash and cash equivalents at end of period	583,044	544,016	532,943
TrustCo Bank Corp NY [Member]
Cash flows from operating activities:
Net income	39,812	37,534	33,087
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(16,387)	(13,833)	(14,235)
Stock based compensation expense	378	405	287
Net gain on securities transactions	0	0	(45)
Net change in other assets and accrued expenses	277	(158)	(232)
Total adjustments	(15,732)	(13,586)	(14,225)
Net cash provided by operating activities	24,080	23,948	18,862
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	0	0	372
Investment in bank subsidiary	0	0	(67,000)
Purchases of securities available for sale	0	0	(68)
Net cash used in investing activities	0	0	(66,696)
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	36	0	0
Dividends paid	(24,711)	(24,574)	(21,320)
Net proceeds from common stock offering	0	0	67,578
Proceeds from sales of treasury stock	2,908	2,913	2,900
Net cash provided by (used in) financing activities	(21,767)	(21,661)	49,158
Net increase in cash and cash equivalents	2,313	2,287	1,324
Cash and cash equivalents at beginning of period	12,950	10,663	9,339
Cash and cash equivalents at end of period	$ 15,263	$ 12,950	$ 10,663